FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Foreign Currency Risk, Foreign Exchange Rate Sensitivity (Details) - Australia, Dollars - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
+10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ 2,828,708	$ 2,501,186
Equity	2,828,708	2,501,186
-10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(2,828,708)	(2,501,186)
Equity	$ (2,828,708)	$ (2,501,186)